Summary of Significant Accounting Policies (Details) - Schedule of Amounts and Balances of Bgy Education Investment - BGY Education Investment and its Affiliates [Member] - CNY (¥) ¥ in Thousands		12 Months Ended
		Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Current assets
Cash and cash equivalents		¥ 139,913	¥ 142,642
Restricted cash, net		18,740	10,410
Accounts receivable, net		8,097	2,416
Other receivables, deposits and other assets		39,025	16,884
Inventories		4,334	5,748
Total current assets		214,257	188,475
Restricted cash - non current		1,650	1,650
Property and equipment, net		36,799	46,747
Intangible assets, net		34,656	44,137
Goodwill, net		167,100	227,814
Long-term investments		27,676	30,289
Prepayments for construction contract		950	4,025
Operating lease right-of-use assets –non current		63,131	76,607
Other non-current assets, net		6,151	6,311
Total non-current assets		338,113	437,580
TOTAL ASSETS		552,370	626,055
Current liabilities
Accounts payable		3,638	6,154
Amounts due to related parties		255,453	294,164
Accrued expenses and other current liabilities		74,317	27,790
Income tax payable		23,422	19,983
Contract liabilities		111,592	107,494
Refund liabilities		7,606	9,458
Operating lease liabilities – current		22,365	20,779
Total current liabilities		498,393	485,822
Non-current portion of contract liabilities		1,147	1,108
Deferred tax liabilities, net		7,375	9,551
Operating lease liabilities – non current		64,013	72,464
Other non-current liabilities due to related parties			11,197
Total non-current liabilities		72,535	94,320
Total liabilities		570,928	580,142
Revenue from continuing operations of the New VIEs		455,476	327,573	¥ 311,373
Revenue from discontinued operations of Affected Entities				2,303,339
Net income from continuing operation of the New VIEs after elimination of intercompany transactions		1,876	45,770	30,335
Net income from discontinued operations of Affected Entities (Note 3) after elimination of intercompany transactions				369,343
Net cash provided by operating activities		141,875	36,096	555,679
Net cash used in investing activities	[1]	(68,610)	(54,677)	(2,893,644)
Net cash provided by/(used in) financing activities		(67,664)	26,281	(42,844)
Net increase/(decrease) in cash and cash equivalents and restricted cash		5,601	7,700	(2,380,809)
Cash and cash equivalents and restricted cash at beginning of year		154,702	147,002	2,527,811
Cash and cash equivalents and restricted cash at end of year		160,303	154,702	¥ 147,002
Related Party [Member]
Current assets
Amounts due from related parties, net		¥ 4,148	¥ 10,375

[1]	Due to loss of control of the Affected Entities on August 31, 2021, the net cash outflow disclosed in investing activities is RMB 2,912,290.